SEGMENT REPORTING (Details 4) - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Jun. 30, 2021		Jun. 30, 2020
Segment Reporting Information [Line Items]
Consolidated	$ 3,560		$ 407,338		$ 479,402		$ 559,274
Printstock Products Ltd [Member] | Gourmet Foods [Member]
Segment Reporting Information [Line Items]
Consolidated	401,681				401,681
U S A Investment Fund Management [Member]
Segment Reporting Information [Line Items]
Consolidated
U S A Beauty Products And Other [Member]
Segment Reporting Information [Line Items]
Consolidated	520		827		41,974		6,242
New Zealand Food Industry Segment [Member]
Segment Reporting Information [Line Items]
Consolidated	3,040	[1]	413,162	[1]	436,775	[2]	133,975	[2]
Canada Security Alarm [Member]
Segment Reporting Information [Line Items]
Consolidated			(7,304)				416,271
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Consolidated			$ 653		$ 653		$ 2,786

[1]	Includes $401,681 related to the acquisition of Printstock in July 2020. See Note 13, Business Combinations
[2]	Includes $401,681 related to the acquisition of Printstock. See Note 15, Business Combinations